VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 4.6%
580,000	(1)	Iridium Communications, Inc.	$ 23,925,000	4.1
170,000		Manchester United PLC - Class A	2,675,800	0.5
			26,600,800	4.6

		Consumer Discretionary: 26.3%
32,784	(1)	ACV Auctions, Inc.	1,134,654	0.2
92,150	(1)	Bright Horizons Family Solutions, Inc.	15,799,118	2.7
299,000		Choice Hotels International, Inc.	32,079,710	5.5
84,900		Marriott Vacations Worldwide Corp.	14,787,882	2.5
418,000	(1)	Penn National Gaming, Inc.	43,823,120	7.5
82,500		Red Rock Resorts, Inc.	2,688,675	0.5
146,647		Vail Resorts, Inc.	42,771,064	7.4
			153,084,223	26.3

		Financials: 26.2%
394,000	(1)	Arch Capital Group Ltd.	15,117,780	2.6
130,000		Carlyle Group, Inc./The	4,778,800	0.8
139,000		Cohen & Steers, Inc.	9,080,870	1.6
35,400		Essent Group Ltd.	1,681,146	0.3
78,000		Factset Research Systems, Inc.	24,070,020	4.1
30,325		Houlihan Lokey, Inc.	2,016,916	0.3
72,130		Kinsale Capital Group, Inc.	11,887,024	2.0
49,000		Moelis & Co.	2,689,120	0.5
71,000		Morningstar, Inc.	15,977,840	2.8
115,000		MSCI, Inc. - Class A	48,217,200	8.3
111,000		Primerica, Inc.	16,408,020	2.8
35,500	(1)	Yucaipa Acquisition Corp.	363,875	0.1
			152,288,611	26.2

		Health Care: 13.6%
27,000	(1)	Adaptive Biotechnologies Corp.	1,087,020	0.2
20,000	(1)	American Well Corp.	347,400	0.0
50,000		Bio-Techne Corp.	19,096,500	3.3
110,800		Dechra Pharmaceuticals PLC	5,239,312	0.9
49,295	(1)	Denali Therapeutics, Inc.	2,814,744	0.5
52,000	(1)	Idexx Laboratories, Inc.	25,444,120	4.4
6,400	(1)	Mettler Toledo International, Inc.	7,396,416	1.3
41,550	(1)	Neogen Corp.	3,693,380	0.6
56,000	(1)	Schrodinger, Inc./United States	4,272,240	0.7
35,000		West Pharmaceutical Services, Inc.	9,862,300	1.7
			79,253,432	13.6

		Industrials: 9.1%
49,890	(1)	BrightView Holdings, Inc.	841,644	0.1
40,000	(1)	CoStar Group, Inc.	32,875,600	5.7
90,000	(1)	Desktop Metal, Inc.	1,341,000	0.2
475,725	(2)	Marel HF	3,258,047	0.6
4,129,898	(1),(3),(4)	Northvolt AB - Series E	815,444	0.1
153,000	(1)	Trex Co., Inc.	14,005,620	2.4
			53,137,355	9.1

		Information Technology: 13.8%
53,870	(1)	Altair Engineering, Inc.	3,370,646	0.6
85,500	(1)	ANSYS, Inc.	29,032,380	5.0
110,000	(1)	Gartner, Inc.	20,080,500	3.5
100,000	(1)	Guidewire Software, Inc.	10,163,000	1.8
5,000		Littelfuse, Inc.	1,322,200	0.2
178,000		SS&C Technologies Holdings, Inc.	12,436,860	2.1
12,550	(1)	Wix.com Ltd.	3,504,211	0.6
			79,909,797	13.8

		Real Estate: 6.1%
64,824		Alexandria Real Estate Equities, Inc.	10,650,583	1.8
22,000		American Assets Trust, Inc.	713,680	0.1
278,500		Douglas Emmett, Inc.	8,744,900	1.5
366,068		Gaming and Leisure Properties, Inc.	15,532,265	2.7
			35,641,428	6.1

	Total Common Stock
	(Cost $116,337,673)		579,915,646	99.7

PREFERRED STOCK: 0.2%
		Health Care: 0.2%
87,338	(1),(3),(4)	Zymergen, Inc. - Series D	842,812	0.2

	Total Preferred Stock
	(Cost $649,996)		842,812	0.2

	Total Investments in Securities (Cost $116,987,669)		$ 580,758,458	99.9
	Assets in Excess of Other Liabilities		862,448	0.1
	Net Assets		$ 581,620,906	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $1,658,256 or 0.3% of net assets. Please refer to the table below for additional details.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ 26,600,800	$ –	$ –	$ 26,600,800
Consumer Discretionary	153,084,223	–	–	153,084,223
Financials	152,288,611	–	–	152,288,611
Health Care	79,253,432	–	–	79,253,432
Industrials	52,321,911	–	815,444	53,137,355
Information Technology	79,909,797	–	–	79,909,797
Real Estate	35,641,428	–	–	35,641,428
Total Common Stock	579,100,202	–	815,444	579,915,646
Preferred Stock	–	–	842,812	842,812
Total Investments, at fair value	$ 579,100,202	$ –	$ 1,658,256	$ 580,758,458

At March 31, 2021, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Series E	9/21/2020	$651,737	$815,444
Zymergen, Inc. - Series D	7/31/2020	649,996	842,812
		$1,301,733	$1,658,256

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $119,405,036.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 461,733,534
Gross Unrealized Depreciation	(380,639)

Net Unrealized Appreciation	$461,352,895